Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pool	$ 2,500	$ 2,400
Non-capital losses	2,100	2,000
Non-capital losses for which deferred tax asset has not been recognized	348	17
Realized and unrealized net capital losses	$ 600	$ 586